Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 02, 2026	Jan. 03, 2025	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE DISCLOSURE

The following table provides information on compensation for the principal executive officer (“PEO”), the average compensation for the other Named Executive Officers (“Non-PEO NEOs”) and certain measures of the Company’s financial performance for the last five fiscal years ended January 2, 2026:

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return (2)	Peer Group Total Shareholder Return (3)	Net Income ($ '000) (4)	EBITDA ($ '000) (5)
2025	3,736,574	2,491,301	1,962,386	1,586,688	82	157	106,009	148,073
2024	3,495,068	3,468,736	1,908,925	1,922,398	103	145	109,002	147,058
2023	3,558,964	2,829,817	1,885,140	1,683,408	101	126	100,339	137,662
2022	3,589,062	2,322,702	1,626,994	1,245,805	112	108	102,330	137,217
2021	3,022,417	5,151,590	1,500,913	2,165,705	131	125	101,202	132,258

(1)
Dr. Corrigan was the PEO in 2025, 2024, 2023, 2022 and 2021. Mr. Schlenker, Dr. Rakow Dr. Reitman and Dr. Sala were the non-PEO NEOs in 2025 and 2024. Mr. Schlenker, Dr. Guyer, Dr. Rakow and Dr. Reitman were the non-PEO NEOs in 2023. Mr. Schlenker, Dr. Murray, Dr. Reitman and Dr. Pye were the non-PEO NEOs in 2022. Mr. Schlenker, Dr. Murray, Dr. Reitman and Dr. Doyle were the non-PEO NEOs in 2021. The value of the “compensation actually paid” to our PEO and Non-PEO NEOs reflect the following adjustments from the Summary Compensation Table:

Compensation Actually Paid Adjustment Summary	Principal Executive Officer ($)(PEO)	Non PEO Named Executive Officers ($)(NEO) (average)
	2025	2025
Summary Compensation Table (SCT) Total	3,736,574	1,962,386
Stock and option award values reported in the SCT	(1,798,674)	(768,183)
The year-end fair value of any outstanding and unvested stock awards granted during the year	474,916	277,741
The year-end fair value of any outstanding and unvested option awards granted during the year	387,346	64,558
The change in fair value as of the vesting date (from the end of the prior year) of any stock awards that vest during the year	(26,616)	(12,198)
The change in fair value as of the vesting date (from the end of the prior year) of any option awards that vest during the year	10,552	1,759
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested stock awards granted in prior years	(345,559)	(182,371)
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested option awards granted in prior years	(507,320)	(84,553)
'The dollar value of stock awards that were both granted and vested during the year	560,082	327,549
The dollar value of any dividends or other earnings paid on stock or option awards during the year (prior to vesting) that are not otherwise reflected	—	—
Compensation Actually Paid	2,491,301	1,586,688

(2)
Amounts represent the cumulative Total Shareholder Return ("TSR") for Exponent calculated and presented as the dollar value of an investment of $100 made on January 2, 2021, assuming dividend reinvestment.
(3)
Amounts represent the cumulative TSR for the S&P 400 Mid Cap Index as "Peer Group" calculated and presented as the dollar value of an investment of $100 made on January 2, 2021, assuming dividend reinvestment.
(4)
Net Income is calculated in accordance with generally accepted accounting principles.
(5)
EBITDA is our company-selected measure and is defined as net income before income taxes, interest income, depreciation and amortization.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote	Dr. Corrigan was the PEO in 2025, 2024, 2023, 2022 and 2021. Mr. Schlenker, Dr. Rakow Dr. Reitman and Dr. Sala were the non-PEO NEOs in 2025 and 2024. Mr. Schlenker, Dr. Guyer, Dr. Rakow and Dr. Reitman were the non-PEO NEOs in 2023. Mr. Schlenker, Dr. Murray, Dr. Reitman and Dr. Pye were the non-PEO NEOs in 2022. Mr. Schlenker, Dr. Murray, Dr. Reitman and Dr. Doyle were the non-PEO NEOs in 2021.
Peer Group Issuers, Footnote	Amounts represent the cumulative TSR for the S&P 400 Mid Cap Index as "Peer Group" calculated and presented as the dollar value of an investment of $100 made on January 2, 2021, assuming dividend reinvestment.
PEO Total Compensation Amount	$ 3,736,574	$ 3,495,068	$ 3,558,964	$ 3,589,062	$ 3,022,417
PEO Actually Paid Compensation Amount	$ 2,491,301	3,468,736	2,829,817	2,322,702	5,151,590
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid Adjustment Summary	Principal Executive Officer ($)(PEO)	Non PEO Named Executive Officers ($)(NEO) (average)
	2025	2025
Summary Compensation Table (SCT) Total	3,736,574	1,962,386
Stock and option award values reported in the SCT	(1,798,674)	(768,183)
The year-end fair value of any outstanding and unvested stock awards granted during the year	474,916	277,741
The year-end fair value of any outstanding and unvested option awards granted during the year	387,346	64,558
The change in fair value as of the vesting date (from the end of the prior year) of any stock awards that vest during the year	(26,616)	(12,198)
The change in fair value as of the vesting date (from the end of the prior year) of any option awards that vest during the year	10,552	1,759
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested stock awards granted in prior years	(345,559)	(182,371)
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested option awards granted in prior years	(507,320)	(84,553)
'The dollar value of stock awards that were both granted and vested during the year	560,082	327,549
The dollar value of any dividends or other earnings paid on stock or option awards during the year (prior to vesting) that are not otherwise reflected	—	—
Compensation Actually Paid	2,491,301	1,586,688

Non-PEO NEO Average Total Compensation Amount	$ 1,962,386	1,908,925	1,885,140	1,626,994	1,500,913
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,586,688	1,922,398	1,683,408	1,245,805	2,165,705
Adjustment to Non-PEO NEO Compensation Footnote

Compensation Actually Paid Adjustment Summary	Principal Executive Officer ($)(PEO)	Non PEO Named Executive Officers ($)(NEO) (average)
	2025	2025
Summary Compensation Table (SCT) Total	3,736,574	1,962,386
Stock and option award values reported in the SCT	(1,798,674)	(768,183)
The year-end fair value of any outstanding and unvested stock awards granted during the year	474,916	277,741
The year-end fair value of any outstanding and unvested option awards granted during the year	387,346	64,558
The change in fair value as of the vesting date (from the end of the prior year) of any stock awards that vest during the year	(26,616)	(12,198)
The change in fair value as of the vesting date (from the end of the prior year) of any option awards that vest during the year	10,552	1,759
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested stock awards granted in prior years	(345,559)	(182,371)
The change in year-end fair value (from the end of the prior year) of any outstanding and unvested option awards granted in prior years	(507,320)	(84,553)
'The dollar value of stock awards that were both granted and vested during the year	560,082	327,549
The dollar value of any dividends or other earnings paid on stock or option awards during the year (prior to vesting) that are not otherwise reflected	—	—
Compensation Actually Paid	2,491,301	1,586,688

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Performance Measures. The following table lists the most important financial performance measures used to link CAP to the PEO and Non-PEO NEOs for the fiscal year ended January 2, 2026:

EBITDA
Revenues before reimbursement growth
EBITDA margin

Total Shareholder Return Amount	$ 82	103	101	112	131
Peer Group Total Shareholder Return Amount	157	145	126	108	125
Net Income (Loss)	$ 106,009,000	$ 109,002,000	$ 100,339,000	$ 102,330,000	$ 101,202,000
Company Selected Measure Amount	148,073,000	147,058,000	137,662,000	137,217,000	132,258,000
PEO Name	Dr. Corrigan	Dr. Corrigan	Dr. Corrigan	Dr. Corrigan	Dr. Corrigan
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description	EBITDA is our company-selected measure and is defined as net income before income taxes, interest income, depreciation and amortization.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenues before reimbursement growth
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA margin
PEO | Stock and option award values reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,798,674)
PEO | Year-end Fair Value Of Any Outstanding And Unvested Stock Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	474,916
PEO | Year-end Fair Value Of Any Outstanding And Unvested Option Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	387,346
PEO | Change In Fair Value As Of The Vesting Date (From The End Of The Prior Year) Of Any Stock Awards That Vest During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,616)
PEO | Change In Fair Value As Of The Vesting Date (From The End Of The Prior Year) Of Any Option Awards That Vest During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,552
PEO | Change In Year-end Fair Value (From The End Of The Prior Year) Of Any Outstanding And Unvested Stock Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(345,559)
PEO | Change In Year-end Fair Value (From The End Of The Prior Year) Of Any Outstanding And Unvested Option Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(507,320)
PEO | Dollar Value Of Stock Awards That Were Both Granted And Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	560,082
Non-PEO NEO | Stock and option award values reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(768,183)
Non-PEO NEO | Year-end Fair Value Of Any Outstanding And Unvested Stock Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	277,741
Non-PEO NEO | Year-end Fair Value Of Any Outstanding And Unvested Option Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,558
Non-PEO NEO | Change In Fair Value As Of The Vesting Date (From The End Of The Prior Year) Of Any Stock Awards That Vest During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,198)
Non-PEO NEO | Change In Fair Value As Of The Vesting Date (From The End Of The Prior Year) Of Any Option Awards That Vest During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,759
Non-PEO NEO | Change In Year-end Fair Value (From The End Of The Prior Year) Of Any Outstanding And Unvested Stock Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(182,371)
Non-PEO NEO | Change In Year-end Fair Value (From The End Of The Prior Year) Of Any Outstanding And Unvested Option Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,553)
Non-PEO NEO | Dollar Value Of Stock Awards That Were Both Granted And Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 327,549